Total
Ivy Core Equity Fund
Ivy Core Equity Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 241 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 149 of the Fund’s Statement of Additional Information (SAI) and in Appendix B – Intermediary Sales Charge Discounts and Waivers. The Fund's Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Core Equity Fund - USD ($)	Class A		Class B		Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		2.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	1.00%	[1]	none	none	none	none
Maximum Account Fee	$ 20	[2]	none		none		$ 20	[2]	none	none	none	none
[1]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $1 million ($250,000 for Class E shares) or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, an annual $20 account maintenance fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Core Equity Fund		Class A	Class B		Class C	Class E		Class I	Class N	Class R	Class Y
Management Fees		0.62%	0.62%		0.62%	0.62%		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	1.00%		1.00%	0.25%		none	none	0.50%	0.25%
Other Expenses		0.16%	0.56%		0.27%	0.35%		0.21%	0.05%	0.30%	0.21%
Total Annual Fund Operating Expenses		1.03%	2.18%		1.89%	1.22%		0.83%	0.67%	1.42%	1.08%
Fee Waiver and/or Expense Reimbursement	[1],[2]	none	0.10%		none	0.23%		none	none	none	0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%	2.08%	[3]	1.89%	0.99%	[3]	0.83%	0.67%	1.42%	0.84%
[1]	Through July 31, 2021, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[2]	Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.03%; Class B shares at 2.08%; Class E shares at 0.99%; and Class I shares and Class Y shares at 0.84%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	674	884	1,111	1,762
Class B Shares	611	973	1,260	2,213
Class C Shares	192	594	1,021	2,212
Class E Shares	368	665	982	1,871
Class I Shares	85	265	460	1,025
Class N Shares	68	214	373	835
Class R Shares	145	449	776	1,702
Class Y Shares	86	320	572	1,296

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Core Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	674	884	1,111	1,762
Class B Shares	211	673	1,160	2,213
Class C Shares	192	594	1,021	2,212
Class E Shares	368	665	982	1,871
Class I Shares	85	265	460	1,025
Class N Shares	68	214	373	835
Class R Shares	145	449	776	1,702
Class Y Shares	86	320	572	1,296

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
Ivy Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities, primarily in common stocks of large-capitalization companies. The Fund seeks to invest in companies that IICO believes are high-quality, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have leading positions in their industries. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. The Fund invests in securities that have the potential for capital appreciation, or that IICO expects to resist market decline. Although the Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Fund may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies.

IICO believes that long-term earnings potential relative to market expectations is an important component for stock performance. IICO balances a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) analysis when selecting securities for the Fund, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that it believes have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.

From a top-down perspective, IICO seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. IICO considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, IICO seeks to invest for the Fund in what it believes are dominant companies that will benefit from these trends or themes; including companies that IICO believes have long-term earnings potential that exceeds market expectations.

Through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the ability of the companies to grow their businesses.

In selecting securities for the Fund, IICO may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.

The Fund typically holds a limited number of stocks (generally 40 to 50).

IICO attempts to select securities that it believes have growth possibilities by looking at many factors, which may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, ESG characteristics, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. Among other factors, IICO considers whether, in its opinion, the security has fully appreciated according to IICO’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below IICO’s expectations regarding the company’s long-term earnings potential. IICO also may sell a security to reduce the Fund’s holding in that security if that issuer’s competitive advantage has diminished or if the Fund’s portfolio manager loses conviction in a previously identified trend or theme, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 40 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Information Technology Sector Risk. Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.
  Large Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
  Theme Risk. Because the Fund’s investment strategy incorporates the identification of themes, the Fund’s performance may suffer if IICO does not correctly identify such themes or if a theme develops in an unanticipated way.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 888.923.3355 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.12% (the first quarter of 2012) and the lowest quarterly return was -16.71% (the third quarter of 2011). The Class A return for the year through June 30, 2020 was -1.05%.
Average Annual Total Returns as of December 31, 2019
Average Annual Total Returns - Ivy Core Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	23.46%	7.83%	11.68%
Class A | Return After Taxes on Distributions	20.61%	5.72%	10.10%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	15.86%	5.79%	9.38%
Class B	25.59%	7.87%	11.44%
Class C	29.96%	8.24%	11.47%
Class E	27.69%	8.49%	11.98%
Class I	31.28%	9.40%	12.69%
Class N	31.49%	9.52%		9.86%	Jul. 31, 2014
Class R	30.49%	8.71%		11.71%	Dec. 19, 2012
Class Y	31.32%	9.40%	12.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Morningstar Large Growth Category Average (net of fees and expenses)	31.90%	12.10%	13.40%